Derviative Financial Liability (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Derviative Financial Liability (Details) [Line Items]
Decrease in equity	$ 13,628,000
Fair value loss	4,418,000
Estimated fair value of the warrants	9,210,000
Public Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Warrant	17,250,000
Warrants issued	12,750,000
Private Warrants [Member]
Derviative Financial Liability (Details) [Line Items]
Warrant	4,500,000
Private Warrants [Member] | Wasef Jabsheh [Member]
Derviative Financial Liability (Details) [Line Items]
Tiberius warrants	4,000,000
Private Warrants [Member] | Argo Re Ltd [Member]
Derviative Financial Liability (Details) [Line Items]
Tiberius warrants	$ 500,000